SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Principal subsidiaries
The principal subsidiaries of SSR Mining Inc. and their geographic locations at December 31, 2019 were as follows:

Subsidiary	Location	Ownership	Principal project or purpose
Marigold Mining Company	USA	100%	Marigold
SGO Mining Inc.	Canada	100%	Seabee Gold Operation
Puna Operations Inc. (1) (2)	Canada	100%	Puna Operations
SSR Durango, S.A. de C.V.	Mexico	100%	Pitarrilla
Intertrade Metals Limited Partnership	Canada	100%	Sales and marketing

(1)
On September 18, 2019, we acquired the remaining 25% interest in Puna Operations Inc. ("Puna Operations") from Golden Arrow Resources Corporation ("Golden Arrow"), increasing our ownership from 75% to 100% (note 4).

(2)	Mina Pirquitas Sociedad Anonima, a subsidiary of Puna Operations Inc., is the Argentine operating company.

Plant and equipment
The major categories of plant and equipment are depreciated on a straight-line basis using the estimated lives indicated below:

Vehicles	5 - 7 years
Mining equipment	5 - 20 years
Mobile equipment components	2 - 9 years
Buildings	LOM
Mine plant equipment	LOM
Underground infrastructure	LOM